Capital - Schedule of Other Components of Equity (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Accumulated Other Comprehensive Income [Line Items]
Total	₩ 25,523	₩ 23,801
Factors for re-measurement of defined benefit liabilities
Disclosure Of Accumulated Other Comprehensive Income [Line Items]
Total	33	16
Foreign currency translation adjustments
Disclosure Of Accumulated Other Comprehensive Income [Line Items]
Total	₩ 25,490	₩ 23,785